SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity [Line Items]
Schedule of Stock Option Activity
The following is a summary of the Company's stock options granted among the various plans:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2013	451,628	$10.64
Granted	305,824	$3.42
Exercised	(800)	$4.05
Forfeited	(43,433)	$11.65
Outstanding at the end of the year	713,219	$7.49	8.22	$3.43

Vested or expected to vest	527,453	$8.68	8.03	$2.12

Options exercisable at the end of the year	146,969	$19.63	7.38	$0.48

Schedule Stock Options Outstanding

The following table summarizes information about options to employees and non-employees outstanding at December 31, 2013 under the Plans:

Exercise price	Options outstanding at December 31, 2013	Weighted average remaining contractual life (years)	Weighted average exercise price	Options exercisable at December 31, 2013	Average exercise price of options exercisable

$0	99	0.80	$0	99	$0
$ 2.48-123	710,503	8.24	$6.30	144,259	$13.98
$ 127-282	1,045	3.52	$212	1,039	$212
$ 342-396	943	3.54	$358	943	$358
$ 411-528	629	3.28	$491	629	$491

	713,219			146,969

Schedule of Stock-Based Compensation

The following table sets forth the total stock-based compensation expense resulting from stock options and RSUs granted to employees and directors included in the Company's Consolidated Statement of Comprehensive Loss:

	Year ended December 31,
	2013	2012

Cost of goods sold	$16	$15
Marketing and business development expenses	191	326
General and administrative expenses	603	182
Research and development costs, net	83	26

Total stock-based compensation expense	$893	$549

Warrants [Member]
Stockholders' Equity [Line Items]
Schedule of Warrant Assumptions

In estimating the warrants' fair value, the Company used the following assumptions:

	December 31, 2013	December 31, 2012

Risk-free interest rate (1)	0.13%	0.25%
Expected volatility (2)	50%	161%
Expected life (in years) (3)	1	2
Expected dividend yield (4)	0%	0%
Fair value:
Warrants	$0	$25

(1)	Risk-free interest rate is based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility was calculated based on actual historical stock price movements of the Company over a term that is equivalent to the expected term of the option
(3)	Expected life was based on the maturity date of the warrants.
(4)	Expected dividend yield was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

Series A Warrants [Member]
Stockholders' Equity [Line Items]
Schedule of Warrant Assumptions

In estimating the warrants' fair value, the Company used the following assumptions:

	December 31, 2013	December 31, 2012

Risk-free interest rate	0.38	0.365
Expected volatility	186%	138%
Expected life (in years)	2	3
Expected dividend yield	0	0
Fair value:
Warrants	$27	$39

Series A' Warrants [Member]
Stockholders' Equity [Line Items]
Schedule of Warrant Assumptions

In estimating the warrants' fair value, the Company used the following assumptions:

	December 31, 2013	December 31, 2012

Risk-free interest rate	0.78%	0.54%
Expected volatility	198%	127%
Expected life (in years)	3	4
Expected dividend yield	0	0
Fair value:
Warrants	$54	$72